OTHER INVESTMENTS - Key observable/unobservable inputs (Details) - R / kg	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Forecast average gold price	1,060,562	880,207
Forecast average silver price	13,460	11,209
Average South African CPI	4.50%	4.40%
South African long-term government bond rate	10.51%	10.26%
Terminal growth rate | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.045	0.044
Weighted average cost of capital | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.170	0.159
Discount period | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, years	10 years	11 years
Cost of equity | Investment in Prestige Bullion
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.170	0.142